Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Expected credit loss in loans receivable	$ 25,166	$ 25,166
Change in fair value of loan receivable	$ 8,624	$ 8,624
Repurchase of shares resulted from Tender offer (in shares)	(1,655,426)
Andrey Fadeev
Related party transactions
Key shareholders ownership percentage	21.97%
Boris Gertsovsky
Related party transactions
Key shareholders ownership percentage	15.08%
Dmitrii Bukhman
Related party transactions
Key shareholders ownership percentage	20.54%
Igor Bukhman
Related party transactions
Key shareholders ownership percentage	20.54%
Key management personnel of entity or parent
Related party transactions
Repurchase of shares resulted from Tender offer (in shares)	1,030,217